Dividends - Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 4,212,700	₩ 3,347,700
Minimum Interest rate	2.88%	2.88%
Maximum Interest rate	5.88%	5.88%
Dividends	₩ 156,277	₩ 116,388	₩ 85,327